SCHEDULE OF FAIR VALUE OF COMMON STOCK WARRANTS (Details)	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term	5 years	5 years
Measurement Input, Expected Term [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term	5 years
Measurement Input, Exercise Price [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.10
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	162	210
Measurement Input, Price Volatility [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	145
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.94	2.34
Measurement Input, Risk Free Interest Rate [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.94
Measurement Input Forfeitures [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0